Amount Due from / to Related Parties and Shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Amount Due from / to Related Parties and Shareholders [Abstract]
Schedule of Due from Related Parties

Due from related parties:

	2025	2024
	USD	USD
(a) Affiliated companies:
Emirates Integrated Telecommunications Company PJSC	-	86,771
Etihad Etisalat Company PJSC	-	224,728
	-	311,499

(b) Due from related parties
Gulf DTH FZ LLC	-	526,802
	-	838,301

Schedule of Due to Shareholders and Related Parties

Due to shareholders and related parties:

	2025	2024
	USD	USD
(a) Due to shareholders
Edgard Maroun	147,462	371,423
Elias Habib	195,871	295,542
	343,333	666,965
(b) Due to related parties
Gulf DTH FZ LLC	50,253,467	18,418,166
	50,596,800	19,085,131

Schedule of Consolidated Statement of Comprehensive Loss

Significant transactions with related parties included in the consolidated statement of comprehensive loss are as follows:

	2025	2024
	USD	USD

Interest on convertible notes (note 25)	(4,897,486)	(47,667)
Content recharge from Gulf DTH FZ LLC (cost of revenue)	(85,087,417)	(62,899,210)
Marketing recharge from Gulf DTH FZ LLC (selling and marketing expenses)	(531,302)	(371,296)
Shared resources recharge from Gulf DTH FZ LLC (general and administrative expenses)	(2,445,009)	(1,789,558)
Revenue from Gulf DTH FZ LLC (revenue)	4,928,557	9,252,067
Shared resources Recharge to Gulf DTH FZ LLC (general and administrative expenses)	298,133	244,598
Revenues from Emirates Integrated Telecommunications Company PJSC and Etihad Etisalat Company PJSC	-	1,804,473
Fees paid to Emirates Integrated Telecommunications Company PJSC and Etihad Etisalat Company PJSC (cost of revenue)	-	(308,343)

Schedule of Compensation of Key Management Personnel of the Group	Compensation of key management personnel of the Group
	2025	2024
	USD	USD

Short term employee benefits	1,464,497	1,352,815
Post-employment pension and medical benefits	69,786	23,071
Total compensation of key management personnel of the Group	1,534,283	1,375,886